PROPERTY, PLANT AND EQUIPMENT - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 663,828
Property write downs		$ 2,466
Ending balance	658,629	663,828
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,041,565	645,736
Acquisition of Seabee Gold Operation (note 3)		331,381
Additions	111,203	94,637
Disposals	(14,555)	(19,583)
Impairment reversal	24,357
Property write downs	(1,646)
Change in estimate of close down and restoration provision	(9,128)	(42)
Transfers	0	(10,564)
Ending balance	1,151,796	1,041,565
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(377,737)	(297,024)
Charge for the year	(127,254)	(84,879)
Disposals	11,824	4,166
Ending balance	(493,167)	(377,737)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	17,307	6,113
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	232,838
Ending balance	229,829	232,838
Plant and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	509,008	425,157
Acquisition of Seabee Gold Operation (note 3)		52,318
Additions	33,738	42,625
Disposals	(13,555)	(10,948)
Impairment reversal	24,357
Property write downs	0
Change in estimate of close down and restoration provision	(8,458)	0
Transfers	0	(144)
Ending balance	545,090	509,008
Plant and equipment | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(276,170)	(233,023)
Charge for the year	(50,915)	(47,313)
Disposals	11,824	4,166
Ending balance	(315,261)	(276,170)
Mineral properties subject to depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	3,715	1,833
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	204,710
Ending balance	215,367	204,710
Mineral properties subject to depreciation | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	306,277	142,397
Acquisition of Seabee Gold Operation (note 3)		62,229
Additions	43,118	48,940
Disposals	0	0
Impairment reversal	0
Property write downs	(747)
Change in estimate of close down and restoration provision	(670)	(42)
Transfers	45,295	52,753
Ending balance	393,273	306,277
Mineral properties subject to depreciation | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(101,567)	(64,001)
Charge for the year	(76,339)	(37,566)
Disposals	0	0
Ending balance	(177,906)	(101,567)
Mineral properties not yet subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	89,288
Ending balance	77,582	89,288
Mineral properties not yet subject to depreciation | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	89,288	0
Acquisition of Seabee Gold Operation (note 3)		128,100
Additions	33,589	946
Disposals	0	0
Impairment reversal	0
Property write downs	0
Change in estimate of close down and restoration provision	0	0
Transfers	(45,295)	(39,758)
Ending balance	77,582	89,288
Mineral properties not yet subject to depreciation | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Charge for the year	0	0
Disposals	0	0
Ending balance	0	0
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	136,992
Ending balance	135,851	136,992
Exploration and evaluation assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	136,992	78,182
Acquisition of Seabee Gold Operation (note 3)		88,734
Additions	758	2,126
Disposals	(1,000)	(8,635)
Impairment reversal	0
Property write downs	(899)
Change in estimate of close down and restoration provision	0	0
Transfers	0	(23,415)
Ending balance	135,851	136,992
Exploration and evaluation assets | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Charge for the year	0	0
Disposals	0	0
Ending balance	$ 0	$ 0